UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Kendall Square Capital, LLC
Address:           235 Montgomery St., Suite 1010
                   San Francisco, CA  94104

Form 13F File Number:  028-14817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jason Harris
Title:       Managing Member
Phone:       415-391-1565

Signature, Place and Date of Signing:

      /s/ Jason Harris             San Francisco, CA          May 15, 2012
----------------------------       -----------------        -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      46
                                               ----------------------------
Form 13F Information Table Value Total:                  $124,205
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                   KENDALL SQUARE CAPITAL, LLC
                                                   FORM 13F INFORMATION TABLE
                                                   Quarter Ended March 31, 2012

--------------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACTUATE CORP                COM            00508B102    3,714   591,438 SH       SOLE                  591,438
ACXIOM CORP                 COM            005125109    4,398   299,610 SH       SOLE                  299,610
ALPHA NATURAL RESOURCES INC COM            02076X102    2,282   150,000 SH       SOLE                  150,000
AMDOCS LTD                  ORD            G02602103    2,533    80,204 SH       SOLE                   80,204
BAKER HUGHES INC            COM            057224107    3,359    80,100 SH       SOLE                   80,100
BECTON DICKINSON & CO       COM            075887109    2,174    28,000 SH       SOLE                   28,000
CHRISTOPHER & BANKS CORP    COM            171046105    1,070   575,010 SH       SOLE                  575,010
CIBER INC                   COM            17163B102    1,633   385,239 SH       SOLE                  385,239
COMMUNITY BANKERS TR CORP   COM            203612106    2,168 1,012,867 SH       SOLE                1,012,867
CORE MARK HOLDING CO INC    COM            218681104      237     5,800 SH       SOLE                    5,800
COTT CORP QUE               COM            22163N106    3,228   489,864 SH       SOLE                  489,864
CRA INTL INC                COM            12618T105    3,133   124,222 SH       SOLE                  124,222
DONNELLEY R R & SONS CO     COM            257867101    1,004    81,000 SH       SOLE                   81,000
EARTHLINK INC               COM            270321102    3,073   384,544 SH       SOLE                  384,544
EDELMAN FINL GROUP INC      COM            27943Q105      631    95,432 SH       SOLE                   95,432
ELLIS PERRY INTL INC        COM            288853104    3,757   201,217 SH       SOLE                  201,217
EMPLOYERS HOLDINGS INC      COM            292218104    2,132   120,400 SH       SOLE                  120,400
ERESEARCHTECHNOLOGY INC     COM            29481V108    2,271   290,453 SH       SOLE                  290,453
FTI CONSULTING INC          COM            302941109    3,229    86,050 SH       SOLE                   86,050
GIBRALTAR INDS INC          COM            374689107    2,313   152,700 SH       SOLE                  152,700
GUESS INC                   COM            401617105    2,513    80,400 SH       SOLE                   80,400
HANESBRANDS INC             COM            410345102    1,944    65,800 SH       SOLE                   65,800
HEALTHWAYS INC              COM            422245100    4,954   673,031 SH       SOLE                  673,031
HEWLETT PACKARD CO          COM            428236103    3,455   145,000 SH       SOLE                  145,000
HOMESTREET INC              COM            43785V102      461    16,600 SH       SOLE                   16,600
ICONIX BRAND GROUP INC      COM            451055107    4,886   281,109 SH       SOLE                  281,109
JAKKS PAC INC               COM            47012E106    2,178   124,810 SH       SOLE                  124,810
KOHLS CORP                  COM            500255104    2,051    41,000 SH       SOLE                   41,000
MEADOWBROOK INS GROUP INC   COM            58319P108    1,549   165,998 SH       SOLE                  165,998
MMODAL INC                  COM            60689B107    8,333   789,878 SH       SOLE                  789,878
MOBILE MINI INC             COM            60740F105    3,769   178,444 SH       SOLE                  178,444
MOTORCAR PTS AMER INC       COM            620071100    1,117   116,117 SH       SOLE                  116,117
PACIFIC SUNWEAR CALIF INC   COM            694873100      668   379,362 SH       SOLE                  379,362
PANTRY INC                  COM            698657103    2,364   181,730 SH       SOLE                  181,730
REALD INC                   COM            75604L105    2,905   215,200 SH       SOLE                  215,200
SCHOOL SPECIALTY INC        COM            807863105    1,840   519,753 SH       SOLE                  519,753
SEABRIGHT HOLDINGS INC      COM            811656107    1,745   191,970 SH       SOLE                  191,970
STAPLES INC                 COM            855030102    3,147   194,400 SH       SOLE                  194,400
STEWART ENTERPRISES INC     CL A           860370105    2,440   401,933 SH       SOLE                  401,933
STR HLDGS INC               COM            78478V100    2,074   428,583 SH       SOLE                  428,583
SUPERTEX INC                COM            868532102    7,905   437,443 SH       SOLE                  437,443
TEAVANA HLDGS INC           COM            87819P102    3,526   178,779 SH       SOLE                  178,779
TELETECH HOLDINGS INC       COM            879939106    1,951   121,151 SH       SOLE                  121,151
TRUE RELIGION APPAREL INC   COM            89784N104    4,874   177,872 SH       SOLE                  177,872
UBIQUITI NETWORKS INC       COM            90347A100    3,122    98,715 SH       SOLE                   98,715
WET SEAL INC                CL A           961840105       95    27,500 SH       SOLE                   27,500
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